COMMITMENTS - Extension Note (Extension Financing) and Bifurcated Derivative (Details) - USD ($)		9 Months Ended		12 Months Ended
	May 05, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jun. 24, 2024
Note Payable
Exercise price of warrants (in dollars per share)		$ 9.65			$ 11.50
Outstanding balance, promissory note		$ 1,939,783		$ 220,000
Amortized debt discount		$ 7,000	$ 93,000
Digital Health Acquisition Corp.
Note Payable
Exercise period				5 years
Exercise price of warrants (in dollars per share)				$ 11.50
Proceeds from notes payable				$ 240,000
Extension Warrants
Note Payable
Exercise period	5 years
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Extension Notes | Digital Health Acquisition Corp.
Note Payable
Original issue discount (in percent)	16.67%
Aggregate principal amount	$ 300,000
Annual fixed interest rate (in percentage)	10.00%
Proceeds from notes payable	$ 240,000
Direct cost attributable to the financing	10,000
Amortizable debt discount	175,472
Offering costs	6,993
Cost for issuance date fair value of the shares	78,349
Originally issued discount	50,000
Outstanding balance, promissory note				233,774
Amortized debt discount				114,151
Total interest expense				7,500
Interest expense paid and recorded				$ 133,748
Amount allocated to the principal balance of the note	275,498
Fair value of shares	78,349
Embedded derivative	$ 24,502
Extension Notes | Extension Shares | Digital Health Acquisition Corp.
Note Payable
Shares issued as part of commitment	7,000
Offering cost allocated to shares	$ 1,989
Extension Notes | Extension Warrants | Digital Health Acquisition Corp.
Note Payable
Exercise period	5 years
Warrants to purchase shares of common stock	26,086
Exercise price of warrants (in dollars per share)	$ 11.50
Warrants outstanding	$ 39,111
Offering cost allocated to warrants	1,019
Extension Notes | Investor Note Warrants | Digital Health Acquisition Corp.
Note Payable
Cost for issuance date fair value of the warrants	$ 40,130